Annual Fund Operating Expenses	0 Months Ended
	Dec. 01, 2012
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2015 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.08%
Fee Waivers	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2025 Fund) | Class A
Operating Expenses:
Management Fees	0.23%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.26%
Total Annual Fund Operating Expenses	1.07%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2035 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2045 Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.10%
Fee Waivers	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class A
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	none
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.09%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2050 Fund) | Class C
Operating Expenses:
Management Fees	0.24%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.84%
Fee Waivers	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver	1.63%	[1]
(WFA Target Date Funds - Retail) | (WFA Dow Jones Target 2055 Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	3.72%
Acquired Fund Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	4.24%
Fee Waivers	(3.36%)
Total Annual Fund Operating Expenses After Fee Waiver	0.88%	[1]
(Institutional) | (WFA Strategic Municipal Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.51%
Fee Waivers	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.48%	[2]
(Institutional) | (WFA Short-Term High Yield Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.50%
Distribution (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.69%
Fee Waivers	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.51%	[3]
(Institutional) | (WFA Absolute Return Fund) | Institutional Class
Operating Expenses:
Management Fees	0.46%	[4]
Distribution (12b-1) Fees	none
Other Expenses	0.26%	[5]
Acquired Fund Fees and Expenses	0.51%	[6]
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.23%	[7]
(Institutional) | (WFA Asset Allocation Fund) | Institutional Class
Operating Expenses:
Management Fees	0.22%
Distribution (12b-1) Fees	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[8]

[1]	The Adviser has committed through June 30, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through October 31, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through December 31, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The amounts shown reflect the investment advisory fee of both the Fund and GMO Benchmark-Free Allocation Fund.
[5]	Includes net expenses estimated to be 0.04% allocated from GMO Benchmark-Free Allocation Fund in which the Fund invests and also include, to the extent applicable, purchase premiums and redemption fees charged by GMO Benchmark-Free Allocation Fund. Expenses are based on estimated amounts for the current fiscal year.
[6]	These indirect expenses include interest expense that may be incurred by certain underlying funds.
[7]	The Adviser has committed through February 28, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of GMO Benchmark-Free Allocation Fund), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.44% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.